Other liabilities - Fixed concession fee payable (Details) R$ in Thousands		12 Months Ended
	Jul. 29, 2022 installment	Dec. 31, 2023 BRL (R$) installment
Disclosure of financial liabilities [line items]
Number of annual installments | installment	3
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable | R$		R$ 4,501,132
Number of annual installments | installment		25
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable | R$		R$ 6,800